Income Taxes - Schedule of Significant Components of Deferred Tax Assets and Liabilities (Details) - USD ($)	Aug. 31, 2025	Aug. 31, 2024
Deferred tax assets:
Property, plant and equipment	$ 71,282	$ 6,676
Lease	224,993	226,086
Net operating loss carried forward	216,727	73,752
Total deferred tax assets	513,002	306,514
Less: valuation allowances	(216,727)	(73,752)
Deferred tax asset, net	296,275	232,762
Deferred tax liabilities
Property, plant and equipment	(86,805)	(26,392)
Lease	(169,087)	(202,296)
Total deferred tax liabilities	(255,892)	(228,688)
Exchange difference	(50)	44
Net deferred tax	$ 40,333	$ 4,118